Per Share Data (Reconciliation of Differences between Basic and Diluted Earnings Per Share) (Detail) - JPY (¥) ¥ / shares in Units, shares in Thousands, ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Net Income attributable to ORIX Corporation shareholders	¥ 48,173	¥ 85,169	¥ 142,015	¥ 244,319
Weighted-average shares	1,235,177	1,278,048	1,242,765	1,279,196
Effect of dilutive securities
Stock compensation	1,139	1,245	1,107	1,138
Weighted-average shares for diluted EPS computation	1,236,316	1,279,293	1,243,872	1,280,334
Earnings per share for net income attributable to ORIX Corporation shareholders:
Basic	¥ 39.00	¥ 66.64	¥ 114.27	¥ 190.99
Diluted	¥ 38.97	¥ 66.58	¥ 114.17	¥ 190.82